UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA 19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2008

Item 1. Reports to Stockholders.

ANNUAL REPORT

September 30, 2008

The Rockland Small Cap
Growth Fund
(RKGRX)

ANNUAL REPORT

Management’s Discussion of Fund Performance

November 2008

Dear Shareholders,

This has been a difficult fiscal year (September, 2008) for shareholders of the Rockland Small Cap Growth Fund.  The first few months of the fiscal year started off strong.  However January was very difficult with higher growth stocks punished more than most in what turned out to be a forewarning of a much more difficult market to come.  Since we actively search for higher growth stocks, your Fund going into July had higher exposures to those groups which had shown exceptional revenue and earnings growth up to that point, including energy and industrial stocks.  In our final fiscal quarter, all of the most liquid higher growth stocks were severely punished, in large part due to outright fear by investors of an impending severe recession.  The market downturn was then accelerated by collapsing hedge funds large liquidations that targeted the more liquid growth stocks, particularly the more liquid higher growth stock holdings which appear in your Fund’s portfolio holdings.

We believe through crisis emerges rare opportunity.  The earnings of the majority of your holdings have come through so far with strong growth and solid guidance.  We believe that this is the most compressed valuation ever seen in your portfolio holdings, approximating the P/E of the depressed S&P 500, but with potentially 5-10x higher earnings growth rates.  It is worth remembering that when the market bottomed in October of 1990, no one knew we were in a recession until April of 1991, but by then the NASDAQ Composite was up approximately 58%.  After market had bottomed in 1990, the bad news started to come out, but it had already

The Rockland Small Cap Growth Fund
a Series of
The Rockland Funds Trust  •  P. O. Box 701  •  Milwaukee, Wisconsin 53201-0701  •  1-800-497-3933

Gould Investment Partners, LLC, Investment Adviser

been mostly discounted.  In our opinion, your Fund P/E needs to double in the next several years to get back to what we believe would be normal valuations, and the historical 45-85% median earnings growth rate of your Rockland Fund should continue as well, which we believe should produce the very real possibility of truly outsized returns to our battered shareholders.

Thank you for keeping the faith in our highly disciplined, pure small cap growth investment philosophy.

Sincerely,

Richard H. Gould
Fund Manager

Small company stocks may be more volatile and less liquid than stocks of larger, more established companies. The Fund is suitable for long-term investors only who seek to invest a portion of their overall portfolio in an aggressive equity mutual fund that invests principally in small capitalization growth companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Fund may experience greater risks and price fluctuations due to its concentration in small cap stocks as noted in the Fund’s prospectus.

The information provided represents the opinion of Richard Gould and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500 Index is a market capitalization weighted index of 500 stocks.  The index is designed to measure changes in the economy and is representative of most major industries.  The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market.  The Russell 2000 Growth Index (benchmark for the Fund) measures the performance of the small-cap growth segment of U.S. equities.  You may not invest directly in an index.

Earnings growth rates measure the growth of a company’s net actual or estimated income over a one-year period.

The Price-to-Earnings (P/E) Ratio reflects the multiple of earnings at which the stock sells.

Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  For a complete list of fund holdings and sector allocations, please refer to pages 9-13.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor (11/08)

Comparison of a Hypothetical $10,000 Initial Investment

This graph shows the performance of a hypothetical initial gross investment of $10,000 that was invested in the Rockland Small Cap Growth Fund on October 1, 1998.  As the chart shows, by September 30, 2008, the value of the investment would have grown to $19,589; a 95.89% increase on the initial investment.  Over the same period, an initial investment of $10,000 in the Russell 2000 Growth Index would have increased to $15,790; if invested in the Russell 2000 Index it would have increased to $21,203.  The same $10,000 in the S&P 500 Index would have increased to $13,520; if invested in the NASDAQ Composite Index it would have increased to $13,011.

FOR THE PERIOD ENDED SEPTEMBER 30, 2008

	Average Annual Total Return
				Since Commencement
	One Year	Five Year	Ten Year	of Operations*
Rockland Small Cap Growth Fund	(37.01)%	(2.59)%	6.96%	7.13%
Russell 2000 Growth Index	(17.07)%	6.64%	4.67%	3.38%
Russell 2000 Index	(14.48)%	8.15%	7.81%	6.99%
S&P 500 Index	(21.98)%	5.17%	3.06%	5.46%
NASDAQ Composite Index	(21.92)%	3.94%	2.67%	4.68%

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The Russell 2000 Index is an unmanaged index of 2,000 stocks weighted by market capitalization.  The Standard & Poor’s 500 Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.  Returns shown include the reinvestment of all dividends.  Past performance is not predictive of future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*  December 2, 1996.

ROCKLAND SMALL CAP GROWTH FUND
EXPENSE EXAMPLE — SEPTEMBER 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the six month semi-annual period (4/1/08 - 9/30/08) and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  Although the Fund does not charge a sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent.  You will also be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them.  IRA accounts will be charged a $15 annual maintenance fee.  These expenses are not included in the example below.  The example below includes, but is not limited to, advisory fees, shareholder servicing fees, interest expense, fund accounting and custody fees.  However, the example below does not include a redemption fee, portfolio trading commissions or related expenses, or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 4/1/08	Value 9/30/08	Period 4/1/08 - 9/30/081
Actual	$1,000.00	$ 812.90	$8.57
Hypothetical (5% return
before expenses)	1,000.00	1,015.55	9.52

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.89%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2008

ASSETS:
Investments, at fair value (cost $32,702,642)	$31,943,227
Receivable for investments sold	498,611
Receivable for capital shares sold	109,816
Dividends and interest receivable	3,022
Other assets	14,731
Total Assets	32,569,407

LIABILITIES:
Payable for investments purchased	515,441
Payable for capital shares repurchased	18,547
Payable to Adviser	28,111
Accrued Professional fees	42,535
Accrued expenses and other liabilities	58,031
Total Liabilities	662,665
NET ASSETS	$31,906,742

NET ASSETS CONSIST OF:
Capital stock	$41,271,710
Accumulated net realized loss on investments sold	(8,605,553)
Net unrealized depreciation on investments	(759,415)
Total Net Assets	$31,906,742
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	2,308,296
Net asset value, redemption price and offering price per share	$13.82

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS — YEAR ENDED SEPTEMBER 30, 2008

INVESTMENT INCOME:
Dividend income (net of foreign tax withheld of $1,033)	$112,124
Interest income	13,784
Total investment income	125,908

EXPENSES:
Investment advisory fees	429,964
Shareholder servicing and accounting costs	120,653
Professional fees	78,678
Trustees’ fees and expenses	47,058
Administration fee	41,165
Custody fees	36,710
Federal and state registration	27,164
Reports to shareholders	9,956
Other	6,165
Total expenses before interest expense	797,513
Interest expense (Note 4)	815
Total expenses	798,328
NET INVESTMENT LOSS	(672,420)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(2,635,709)
Net change in unrealized appreciation/depreciation on investments	(15,080,673)
Net realized and unrealized loss on investments	(17,716,382)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,388,802)

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	September 30, 2008	September 30, 2007
OPERATIONS:
Net investment loss	$(672,420)	$(738,496)
Net realized gain (loss) on investments	(2,635,709)	5,363,208
Net change in unrealized appreciation/depreciation on investments	(15,080,673)	9,824,595
Net increase (decrease) in net assets resulting from operations	(18,388,802)	14,449,307

NET DECREASE IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS (NOTE 2)	(82,729)	(4,697,553)

NET INCREASE (DECREASE) IN NET ASSETS	(18,471,531)	9,751,754

NET ASSETS:
Beginning of period	50,378,273	40,626,519
End of period	$31,906,742	$50,378,273

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

	Years ended September 30,
	2008		2007		2006		2005(1)		2004
Per Share Data:
Net asset value,
beginning of year	$21.94		$15.81		$16.16		$14.90		$15.76
Income from
investment operations:
Net investment loss	(0.29	)(2)	(0.31	)(3)	(0.27	)(3)	(0.26	)(2)	(0.22	)(3)
Net realized and unrealized
gain (loss) on investments	(7.83)		6.44		(0.08)		1.52		(0.66)
Total from
investment operations	(8.12)		6.13		(0.35)		1.26		(0.88)
Redemption fees	0.00		0.00		0.00		0.00		0.02
Net asset value, end of year	$13.82		$21.94		$15.81		$16.16		$14.90
Total return	(37.01)%		38.77%		(2.17)%		8.46%		(5.46)%
Supplemental data and ratios:
Net assets, end of year	$31,906,742		$50,378,273		$40,626,519		$57,173,248		$60,768,937
Ratio of expenses
to average net assets(4)	1.86%		1.83%		1.73%		1.73%		1.66%
Ratio of net investment loss
to average net assets	(1.56)%		(1.72)%		(1.61)%		(1.60)%		(1.35)%
Portfolio turnover rate	246.41%		231.96%		246.66%		246.17%		331.98%

(1)
Effective March 31, 2004, the Fund changed its investment adviser to Gould Investment Partners, LLC.  Richard H. Gould was employed by the Fund’s former investment manager, Greenville Capital Management beginning in 1994 and has served as the Fund’s portfolio manager since its inception in 1996.

(2)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment loss per share represents net investment loss divided by the average shares of beneficial interest outstanding throughout the year.
(4)
The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the years ended September 30, 2008, 2007, 2006, 2005 and 2004 was 0.01%, 0.01%, 0.01%, 0.02% and 0.03%, respectively.

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008

Shares		Value

	COMMON STOCKS — 99.5%
	Agriculture/Food — 2.0%
16,200	Diamond Foods, Inc.	$454,086
15,000	Omega Protein Corporation (a)	176,400
		630,486
	Alternative Energy — 7.2%
24,950	Canadian Solar Inc. (a) (b)	487,273
10,950	Energy Conversion Devices, Inc. (a)	637,837
20,300	GreenHunter Energy, Inc. (a)	289,275
10,000	GT Solar International Inc. (a)	108,500
44,575	JA Solar Holdings Co Ltd. – ADR (a) (b)	471,604
30,275	Renesola Ltd – ADR (a) (b)	317,585
		2,312,074
	Building & Construction — 2.6%
15,000	ENGlobal Corporation (a)	199,050
44,725	Hill International Inc. (a)	619,441
		818,491
	Chemicals — 0.8%
11,450	Polypore International, Inc. (a)	246,290
	Commercial Services — 4.4%
5,400	EMCOR Group, Inc. (a)	142,128
34,600	Global Traffic Network, Inc. (a)	320,742
9,800	Mantech International Corporation – Class A (a)	581,042
15,000	Tyler Technologies, Inc. (a)	227,550
4,000	VistaPrint Limited (a) (b)	131,360
		1,402,822
	Computers & Peripherals — 0.7%
22,425	Netezza Corporation (a)	237,929
	Consumer Non-Durables — 2.6%
20,700	Green Mountain Coffee Roasters, Inc. (a)	814,338
	Education — 3.4%
16,300	American Public Education Inc. (a)	786,964
10,700	K12 Inc. (a)	283,550
		1,070,514
	Electrical Equipment — 1.3%
10,000	Powell Industries, Inc. (a)	408,100

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (CONTINUED)

Shares		Value
	Electronics — 4.9%
17,200	Aerovironment Inc. (a)	$549,540
10,450	FLIR Systems, Inc. (a)	401,489
1,925	Itron, Inc. (a)	170,420
11,600	II-VI, Incorporated (a)	448,456
		1,569,905
	Financial Services — 6.4%
44,525	CyberSource Corporation (a)	717,298
12,000	Duff & Phelps Corporation (a)	252,360
40,000	EZCORP, Inc. – Class A (a)	752,000
5,000	Stifel Financial Corp. (a)	249,500
4,200	TNS Inc. (a)	81,354
		2,052,512
	Health Care Services & Supplies — 4.6%
7,000	athenahealth Inc. (a)	232,890
17,600	HealthExtras, Inc. (a)	459,712
19,400	IPC The Hospitalist Co (a)	498,580
3,000	Kendle International Inc. (a)	134,130
10,000	Skilled Healthcare Group Inc. – Class A (a)	158,900
		1,484,212
	Industrial Packaging — 0.4%
2,000	Greif Inc. – Class A	131,240
	Internet Services — 1.2%
11,000	NetEase.com Inc. – ADR (a) (b)	250,800
2,425	Sohu.com Inc. (a) (b)	135,194
		385,994
	Machinery — 5.2%
12,000	AZZ Incorporated (a)	496,440
6,100	DXP Enterprises, Inc. (a)	325,191
13,200	John Bean Technologies Corporation (a)	167,112
13,200	Robbins & Myers, Inc.	408,276
7,000	Woodward Governor Company	246,890
		1,643,909
	Medical — 17.6%
15,000	Bruker Corporation (a)	199,950
35,350	Illumina, Inc. (a)	1,432,736
29,700	Luminex Corporation (a)	742,797
7,200	Masimo Corporation (a)	267,840
32,000	Merit Medical Systems, Inc. (a)	600,640

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (CONTINUED)

Shares		Value
	Medical — 17.6% (Continued)
9,000	Myriad Genetics, Inc. (a)	$583,920
36,250	Natus Medical Incorporated (a)	821,425
4,600	NuVasive, Inc. (a)	226,918
10,150	Techne Corporation (a)	732,018
		5,608,244
	Oil & Gas – Exploration & Production — 10.9%
22,050	Arena Resources, Inc. (a)	856,642
12,000	Atlas America, Inc.	409,320
7,750	Berry Petroleum Company – Class A	300,157
12,775	Carrizo Oil & Gas, Inc. (a)	463,349
17,750	Concho Resources Inc. (a)	490,078
7,900	GMX Resources Inc. (a)	377,620
29,125	Mariner Energy Inc. (a)	597,063
		3,494,229
	Oil & Gas Services — 5.9%
10,300	Atwood Oceanics, Inc. (a)	374,920
12,850	Chart Industries, Inc. (a)	366,996
5,000	Dril-Quip, Inc. (a)	216,950
10,100	Gulf Island Fabrication, Inc.	348,147
8,650	Superior Energy Services, Inc. (a)	269,361
5,900	Unit Corporation (a)	293,938
		1,870,312
	Retail — 5.0%
23,225	Aeropostale, Inc. (a)	745,755
7,600	America's Car Mart, Inc. (a)	141,284
10,800	The Buckle, Inc.	599,832
8,425	Lumber Liquidators, Inc. (a)	105,818
		1,592,689
	Semiconductors — 2.8%
29,900	Netlogic Microsystems Inc. (a)	904,176
	Software — 7.6%
20,450	Concur Technologies, Inc. (a)	782,417
37,800	Constant Contact, Inc. (a)	645,246
8,800	Quality Systems, Inc.	371,888
20,800	Sybase, Inc. (a)	636,896
		2,436,447

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2008 (CONTINUED)

Shares		Value
	Transportation — 2.0%
14,250	Kansas City Southern (a)	$632,130
	TOTAL COMMON STOCKS (Cost $32,508,488)	31,747,043
	WARRANTS — 0.0%
2,030	GreenHunter Energy, Inc. (a) (c)	2,030
	TOTAL WARRANTS (Cost $0)	2,030

Principal
Amount
	SHORT-TERM INVESTMENTS — 0.6%
	Variable Rate Demand Notes (d) — 0.6%
$110,251	American Family Financial Services, Inc. — 4.94%	110,251
83,903	Wisconsin Corporate Central Credit Union — 4.99%	83,903
		194,154
	TOTAL SHORT-TERM INVESTMENTS (Cost $194,154)	194,154
	Total Investments (Cost $32,702,642) — 100.1%	31,943,227
	Liabilities in Excess of Other Assets — (0.1)%	(36,485)
	TOTAL NET ASSETS — 100.0%	$31,906,742

ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.
(c)	Illiquid security.
(d)	Variable rate security. The rate listed is as of September 30, 2008.

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SECTOR ALLOCATION OF PORTFOLIO HOLDINGS — SEPTEMBER 30, 2008

Percentages represent market value as a percentage of total investments.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS — SEPTEMBER 30, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Rockland Funds Trust (the “Trust”) was organized on July 31, 1996, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the “Fund”). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund’s investment adviser,Gould Investment Partners LLC (“Gould IP”), has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 shares of its capital shares at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

The following is a summary of significant accounting policies consistently followed by the Fund.

a)
Investment Valuation – Common stocks, other equity-type securities, and securities sold short that are listed on a U.S. security exchange, other than the NASDAQ Global Market exchanges (“NASDAQ”), for which market quotations are readily available are valued at their fair value on the day the valuation is made as determined by their last sales price in the principal market in which the securities are normally traded.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Common stocks, other equity-type securities, including securities listed on NASDAQ, and securities sold short which are listed on an exchange, but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Foreign securities registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934 are valued in the same manner. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value of that fund first determined after the Fund places its order. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Gould IP.  The procedures authorize Gould IP to make all necessary determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of September 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts, however, additional

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS — SEPTEMBER 30, 2008 (CONTINUED)

disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the impact of SFAS 161 on the Fund's financial statements.

b)
Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The tax periods open to examination by the Internal Revenue Service include the fiscal years ended September 30, 2008, 2007, 2006 and 2005. As a result, the Fund has evaluated the implications of FIN 48 and determined that there is no material impact on the financial statements.

c)
Distributions to Shareholders – Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December.  Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales and post October capital losses.

d)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

e)	Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS — SEPTEMBER 30, 2008 (CONTINUED)

the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2% redemption fee on the redemption of Fund shares within 90 days of purchase.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

f)
Foreign Securities – Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g)
Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.  All discounts and premiums are accreted for tax and financial reporting.

2.	SHARES OF SPECIAL INTEREST

Transactions in shares of beneficial interest for the fiscal years ended September 30, 2008 and September 30, 2007, respectively, were as follows:

Year ended
September 30, 2008	$	Shares
Shares sold	$6,922,287	368,060
Shares redeemed	(7,012,706)	(355,845)
Redemption fees	7,690	—
Net increase (decrease)	$(82,729)	12,215
Shares Outstanding:
Beginning of period		2,296,081
End of period		2,308,296

Year ended
September 30, 2007	$	Shares
Shares sold	$3,935,800	210,869
Shares redeemed	(8,634,771)	(484,699)
Redemption fees	1,418	—
Net decrease	$(4,697,553)	(273,830)
Shares Outstanding:
Beginning of period		2,569,911
End of period		2,296,081

3.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments by the Fund for the year ended September 30, 2008, were $105,820,461 and $106,281,132, respectively.  The Fund did not purchase long-term U.S. Government securities as a part of its investment strategy during the year ended September 30, 2008.

At September 30, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments(a)	$33,008,085
Gross unrealized appreciation	$2,467,275
Gross unrealized depreciation	(3,532,133)
Net unrealized appreciation/(depreciation)	$(1,064,858)
Other accumulated losses	$(8,300,110)
Total accumulated earnings/(losses)	$(9,364,968)

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

At September 30, 2008, the Fund had accumulated net realized capital loss carryovers of $2,852,410 with $87,076 and $2,765,334 expiring in 2010 and

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS — SEPTEMBER 30, 2008 (CONTINUED)

2011, respectively.  To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund.  The Fund utilized $2,918,049 of capital loss carryover for the fiscal year ended September 30, 2008.

The Fund made no distributions during the fiscal years ended September 30, 2008 and September 30, 2007.

4.	LINE OF CREDIT

During the course of operations, the Fund’s custody account with U.S. Bank, N.A. (the “Bank”) was overdrawn at times during the period due to shareholder redemptions from the Fund.  On March 3, 2006, the Board of Trustees approved an unsecured Line of Credit (“LOC”) with U.S. Bank, N.A. that may only be utilized to cover overdrafts from shareholder redemptions.  Under the terms of the LOC, borrowings for the Fund are limited to either the lesser of $7,000,000 or 11.11% of the net assets of the Fund.  The Bank charges interest at the Bank’s Prime Rate (weighted average rate of 7.09% for the year ended September 30, 2008) for overdrafts.  During the year ended September 30, 2008, on days the Fund was overdrawn it had an outstanding average overdraft balance of $114,944.  The Fund incurred $815 in interest expense for the year ended September 30, 2008.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Gould IP.  Pursuant to its advisory agreement with the Trust, Gould IP is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund’s daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund.  U.S. Bank, N.A. serves as custodian for the Fund.  Quasar Distributors, LLC serves as distributor for the Fund.

ROCKLAND SMALL CAP GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
The Rockland Funds Trust:

We have audited the accompanying statement of assets and liabilities of the Rockland Small Cap Growth Fund (the “Fund”, a series of the Rockland Funds Trust), including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
November 24, 2008

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION

Information about Trustees
The business and affairs of the Fund are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-800-497-3933.

		Term of		Number of
		Office &		Portfolios in	Other
	Position	Length		Complex	Directorships
Name,	Held with	of Time	Principal Occupation(s)	Overseen	Held by
Address & Age	the Trust	Served(1)	During Past Five Years	by Trustee	Trustee

INDEPENDENT TRUSTEES OF THE TRUST

Edwin W. Moats, Jr.	Trustee	Since	President of Moats Enterprises (investments and	1	None
Moats Enterprises		1999	operations of restaurants, manufacturing and sports-
611 Commerce St.			related businesses) since 1999. Mr. Moats was
Suite 3100			President and CEO of Nascar Cafe from 1999 to
Nashville, TN 37203			2002. Mr. Moats was President of Logan’s
Age: 60			Roadhouse, Inc. (restaurant chain) from 1992 to
1999 and CEO from 1995 to 1999. Mr. Moats has
been a partner in the Haury and Moats Company
(franchisee of seven Captain D’s Seafood Restaurants)
since 1977. Mr. Moats was Chairman and CEO of
Metropolitan Federal Savings Bank from 1989 to
1991 and President and COO from 1984 to 1989.

Dr. Peter Utsinger	Trustee	Since	Retired, was a practicing physician in arthritis and	1	None
c/o U.S. Bancorp		1996	rheumatic diseases since 1970 when he received
Fund Services, LLC			his M.D. from Georgetown University. Dr.
777 E. Wisconsin Ave.			Utsinger was Director of the Arthritis Clinical and
Milwaukee, WI 53202			Research unit at the University of North Carolina
Age: 63			and has written over 100 publications in his area
of specialty. He is a consultant to multiple
pharmaceutical companies.

R. Peter Zimmermann	Independent	Since	Retired, formerly CFO of TL Ventures	1	None
c/o U.S. Bancorp	Chairman	2006	(Philadelphia-based venture capital partnership)
Fund Services, LLC			from 1996 to 1998. Served as CFO of Decision
777 E. Wisconsin Ave.	Trustee	Since	One (computer maintenance company) from
Milwaukee, WI 53202		2004	1993 to 1996.
Age: 68

Carmen Lloyd	Trustee	Since	Independent consultant, formerly Chairman and	1	None
c/o U.S. Bancorp		2007	CEO of Iridium Satellite LLC (global satellite
Fund Services, LLC			operator offering remote voice and data services
777 E. Wisconsin Ave.			worldwide to government and commercial
Milwaukee, WI 53202			customers) from September 2003 to April 2006.
Age: 60			Mr. Lloyd was President and CEO of Stratos
Global Corporation from 2001 to 2003 and also
served on the Board of Directors from 1999 to 2003.

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION (CONTINUED)

		Term of		Number of
		Office &		Portfolios in	Other
	Position	Length		Complex	Directorships
Name,	Held with	of Time	Principal Occupation(s)	Overseen	Held by
Address & Age	the Trust	Served(1)	During Past Five Years	by Trustee	Trustee

INTERESTED TRUSTEES OF THE TRUST

Richard H. Gould(2)	President	Since	Chairman, President and Chief Investment Officer	1	None
1235 Westlakes Drive		2004	of Gould Investment Partners LLC (“GIP”) since
Suite 280			2004 and manager of the Fund since the Fund’s
Berwyn, PA 19312	Trustee &	Since	inception. From 1994 to 2004, Mr. Gould was Vice
Age: 48	Treasurer	1996	President of Greenville Capital Management, Inc.
(the Fund’s former adviser). From 1987 until 1994,
Mr. Gould was associated with PNC Investment
Management, first as an equity analyst and later as
the co-manager of the PNC Small Cap Growth Fund.
Mr. Gould received his Chartered Financial Analyst
designation in 1989; became a Chartered Market
Technician in 1995; and received his B.S. in 1982
and his M.B.A. in Finance in 1985, both from The
Pennsylvania State University.

OFFICERS OF THE TRUST

Richard H. Gould(2)	President &		See information above under “Interested Trustees
1235 Westlakes Drive	Treasurer		of the Trust.”
Suite 280
Berwyn, PA 19312
Age: 48

Sanjay Upadhyaya	Vice	Since	Vice President and Senior Trader of GIP, and was one
1235 Westlakes Drive	President	2005	of the original founders in 2004. Prior to GIP, he was
Suite 280			a trader at Greenville Capital Management from 1994
Berwyn, PA 19312			to 2004. Mr. Upadhyaya managed all of the trades for
Age: 37			the Rockland Small Cap Growth Fund at Greenville,
oversaw the Instinet System trading, and handled all
account reconciliation and reporting. Mr. Upadhyaya
received his Bachelor of Arts in Finance from Goldey
Beacom College in 1994. In addition to heading the
trading department at Gould, Mr. Upadhyaya oversees
all of GIP’s information technology capabilities,
including the firm’s “state of the art” trading platform.

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION (CONTINUED)

Term of
Office &
	Position	Length
Name,	Held with	of Time	Principal Occupation(s)
Address & Age	the Trust	Served(1)	During Past Five Years

OFFICERS OF THE TRUST (CONTINUED)

Barbara Grosso	Secretary	Since	Vice President, Chief Operating Officer and Chief Compliance
1235 Westlakes Drive	and Chief	2004	Officer of GIP since 2004. From 1996 through 2004, Ms.
Suite 280	Compliance		Grosso served as Director of Administration and Compliance
Berwyn, PA 19312	Officer		Officer for Cashman and Associates Capital Management,
Age: 42	(CCO)		LP (investment adviser). From 1984 through 1996, Ms.
Grosso served as Director of Administration and Compliance
Officer for Cashman, Farrell and Associates (investment adviser).

(1)	Each Trustee holds office during the lifetime of the Fund until their termination or until the election and qualification of his successor.
(2)	Mr. Gould is deemed to be an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) because of his affiliation with GIP.

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION

Availability of Proxy Voting Information:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-800-497-3933 or on the SEC website at www.sec.gov.

The actual voting records relating to how the Fund voted the proxies of its portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on  Form N-PX) are available without charge by calling 1-800-497-3933 or by accessing the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedule:

A complete schedule of the Fund’s portfolio holdings for the second and fourth quarters is included in the Fund’s semi-annual and annual shareholder reports, respectively.  The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-497-3933 or by accessing the SEC’s website at www.sec.gov.  Copies of Form N-Q can also be obtained by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

(This Page Intentionally Left Blank.)

TRUSTEES

Mr. Richard Gould
Mr. Carmen Lloyd
Mr. Edwin Moats, Jr.
Dr. Peter Utsinger
Mr. R. Peter Zimmermann

OFFICERS

Mr. Richard Gould, President & Treasurer
Mr. Sanjay Upadhyaya, Vice President
Ms. Barbara Grosso, Secretary &
Chief Compliance Officer

INVESTMENT ADVISER

Gould Investment Partners LLC
1235 Westlakes Drive, Suite 280
Berwyn, PA  19312

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN

U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Third Floor
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
303 East Wacker Drive
Chicago, IL  60601

LEGAL COUNSEL

Stradley, Ronon, Stevens and Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is an audit committee financial expert serving on its audit committee.  R. Peter Zimmermann is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees and tax fees by the principal accountant.

	FYE 09/30/2008	FYE 09/30/2007
Audit Fees	$24,750	$25,000
Audit-Related Fees	$0	$0
Tax Fees	$2,400	$2,300
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 09/30/2008	FYE 09/30/2007
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor, and any entity controlling, controlled by or under common control with the investment advisor, is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 09/30/2008	FYE 09/30/2007
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on his review, such Principal Executive Officer and Principal Financial Officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to his by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Rockland Funds Trust

By (Signature and Title)     /s/ Richard Gould
Richard Gould, President

Date  12/5/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Richard Gould
Richard Gould, President and Treasurer

Date  12/5/2008